Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Quality Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,703		$ 9,843	$ 10,095	$ 10,118	$ 10,737	$ 11,038	$ 11,850	$ 10,577	$ 9,753	$ 9,702	$ 10,557
Columbia Quality Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,068	10,249	10,195	10,719	10,958	11,674	10,339	9,465	9,345	10,093
Columbia Quality Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,151	10,457	10,487	11,159	11,521	12,389	11,089	10,251	10,223	11,151
Columbia Quality Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,182	10,477	10,538	11,204	11,579	12,462	11,164	10,330	10,312	11,258
Columbia Quality Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,184	10,506	10,551	11,245	11,628	12,517	11,218	10,386	10,371	11,330
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,299	10,462	10,423	11,090	12,134	12,085	11,091	10,854	10,995	11,596
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value	$ 10,000		$ 10,271	$ 10,390	$ 10,359	$ 10,929	$ 11,643	$ 11,588	$ 10,709	$ 10,422	$ 10,474	$ 11,091